Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2014
Prepayments and Other Current Assets
Summary of prepayments and other current assets

	As of December 31,
	2013	2014
			US$ (Note 2(c))
Prepayments to suppliers	274,418,870	498,298,101	80,311,076
Interest income receivable	3,767,451	6,509,860	1,049,199
Prepayment for advertising expenses	3,007,874	53,664,403	8,649,132
Others	5,366,052	16,824,542	2,711,624
Total	286,560,247	575,296,906	92,721,031